LOANS RECEIVABLE, NET (Details 1) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loans by classes of loan portfilio	$ 2,060,260	$ 1,703,879	$ 123,290
Business Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loans by classes of loan portfilio	1,848,668	1,363,998
Personal Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loans by classes of loan portfilio	$ 211,592	$ 339,881	$ 123,290